Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock,subject to possible redemption,shares	13,820,208
Common Class A
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,017,292	1,017,292
Common stock, shares outstanding	1,017,292	1,017,292
Common stock,subject to possible redemption,shares	13,820,208
Common stock subject to possible redemption par value	$ 10.12
Common Stock B
Common stock, Par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	3,593,750	3,593,750
Common stock, shares outstanding	3,593,750	3,593,750